Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate To (Benefit) Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Income tax expense at statutory rate	$ 14,240	[1]	$ 12,793	[1]	$ 17,163	[1]
Foreign tax rate differential	(6,717)		(6,114)		(12,878)
Benefits from innovation tax regime	(5,847)		(2,721)		(21,562)
Non-deductible expenses	4,170		3,200		30,181
Valuation allowance	5,512		4,220
Group tax restructuring deferred tax asset			(58,494)
Other	(217)		(2,144)		(3,510)
Income tax provision (benefit)	$ 11,141		$ (49,260)		$ 9,394

[1]	Statutory rate was 25.5% in 2010, 25% in 2011 and 25% in 2012.